GENERAL (Notes)	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
1.    GENERAL

Golar LNG Limited (the "Company", "Golar" or "we") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding"). As of June 30 , 2014 and December 31, 2013, World Shipholding owned 39.4% and 45.6%, respectively, of Golar.

As of June 30, 2014, we own and operate a fleet of eight LNG carriers and operate Golar LNG Partner LP’s ("Golar Partners" or the "Partnership") fleet of nine LNG carriers and Floating Storage Regasification Units ("FSRUs"). In addition, we have newbuild commitments for the construction of seven LNG Carriers and two FSRUs which are due for delivery during 2014 and 2015 and more recently we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNGV") based on the conversion of our existing LNG Carrier, the Hilli.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.